Intangible assets, net - The carrying value of the assets impaired (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
ICASGA Concession assets
ICASGA Concession assets at the beginning	$ 71,918
Acquisitions	63
Impairment	(26,362)
Amortization of the year	(1,425)
Disposal	(921)
Translation differences	(13,530)
ICASGA Concession assets at the end	29,743
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	50,249
Impairment	(35,906)
Translation differences	$ (14,343)
Remaining concession period	21 years